Schedule IV - Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Abstract]
Schedule IV - Mortgage Loans on Real Estate	Mortgage Loans on Real Estate
December 31, 2021

Asset Type	Number	Interest Rate	Maturity Date Range	Balance Sheet Reported Amount		Principal Amount of Loans Subject to Delinquent Principal or Interest
(Dollars in Thousands)
Residential Whole Loans
Original loan balance $0 - $149,999	6,872	0.00% - 16.00%	3/15/2010-7/1/2061	$601,637		$80,808
Original loan balance $150,000 - $299,999	7,875	0.00% - 13.49%	3/10/2013-1/1/2062	1,534,048		183,576
Original loan balance $300,000 - $449,999	4,184	—% - 11.65%	12/1/2018-5/1/2062	1,408,772		173,855
Original loan balance greater than $449,999	5,164	0.25% - 10.20%	9/1/1971-1/1/2062	4,407,981		361,904
	24,095			$7,952,438	(1)(2)	$800,143

(1)Excludes an allowance for loan losses of $39.4 million at December 31, 2021.
(2)The federal income tax basis is approximately $5.2 billion.

Reconciliation of Balance Sheet Reported Amounts of Mortgage Loans on Real Estate

The following table summarizes the changes in the carrying amounts of residential whole loans during the year ended December 31, 2021:

For the Year Ended December 31, 2021
(In Thousands)	Residential Whole Loans
Beginning Balance	$5,325,401
Additions during period:
Purchases	$4,591,645
Changes in fair value recorded in Net gain on residential whole loans measured at fair value through earnings	16,243

Deductions during period:
Repayments	$(1,999,022)
Premium amortization/discount accretion, net	14,273
Provision for loan loss	47,386
Loan sales and repurchases	(7,310)
Transfer to REO	(75,616)
Ending Balance	$7,913,000